Deferred Tax - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Undistributed earnings of non-Canadian subsidiaries	$ 9.1	$ 12.0